LOANS, FINANCING AND DEBENTURES - Breakdown by maturity - non current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	R$ 71,239,562	R$ 75,973,092
Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	60,110,567
Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	43,218,286
Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	16,779,064
Foreign | Assets Financing
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	113,217
Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	11,128,995	R$ 11,791,442
Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	246,004
Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,775,991
Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	4,011
Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	814,320
Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,277,616
Domestic (Brazil) | NCR ("Rural producer certificate")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	274,127
Domestic (Brazil) | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,315,813
Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	5,421,113
2024
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,463,296
2024 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,998,739
2024 | Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,971,131
2024 | Foreign | Assets Financing
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	27,608
2024 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,464,557
2024 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	47,976
2024 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	40,092
2024 | Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	4,011
2024 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	56,665
2024 | Domestic (Brazil) | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,315,813
2025
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	10,985,389
2025 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,505,159
2025 | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,760,338
2025 | Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	5,716,280
2025 | Foreign | Assets Financing
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	28,541
2025 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,480,230
2025 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	98,193
2025 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	59,421
2025 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	203,766
2025 | Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	640,800
2025 | Domestic (Brazil) | NCR ("Rural producer certificate")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	137,500
2025 | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,340,550
2026
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	11,259,521
2026 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,784,604
2026 | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,711,346
2026 | Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	5,043,763
2026 | Foreign | Assets Financing
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	29,495
2026 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,474,917
2026 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	85,038
2026 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	80,203
2026 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	203,811
2026 | Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	636,816
2026 | Domestic (Brazil) | NCR ("Rural producer certificate")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	136,627
2026 | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,332,422
2027
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,866,117
2027 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,693,019
2027 | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,617,556
2027 | Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	4,047,890
2027 | Foreign | Assets Financing
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	27,573
2027 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	173,098
2027 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,060
2027 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	139,729
2027 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	26,309
2028
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,484,456
2028 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,569,490
2028 | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,569,490
2028 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	914,966
2028 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,573
2028 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	136,897
2028 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	26,355
2028 | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	748,141
2029 onwards
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	34,180,783
2029 onwards | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	32,559,556
2029 onwards | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	32,559,556
2029 onwards | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,621,227
2029 onwards | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	4,164
2029 onwards | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,319,649
2029 onwards | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	R$ 297,414